United States
Securities and Exchange Commission
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-2125
EquiTrust Series Fund, Inc.
(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA 50266-5997
(Address of principal executive offices) (Zip code)

Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997
(Name and address of agent for service)

Registrant's telephone number, including area code: 515/225-5400

Date of fiscal year end: July 31, 2010

Date of reporting period: April 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO
APRIL 30, 2010
(Unaudited)
	Shares Held	Value
COMMON STOCKS (97.65%)
BUSINESS SERVICES (5.76%)
Microsoft Corp.	58,078	$1,773,702
Oracle Corp.	32,792	847,345
		2,621,047
CHEMICALS AND ALLIED PRODUCTS (17.59%)
Abbott Laboratories	15,633	799,784
Amgen Inc. (1)	11,272	646,562
Bristol-Myers Squibb Co.	24,299	614,522
Colgate-Palmolive Co.	4,380	368,358
Dow Chemical Co. (The)	6,653	205,112
E. I. du Pont de Nemours and Co.	9,953	396,528
Eli Lilly and Co.	11,462	400,826
Johnson & Johnson	27,191	1,748,381
Merck & Co., Inc.	19,480	682,579
Pfizer Inc.	26,585	444,501
Procter & Gamble Co. (The)	27,221	1,692,057
		7,999,210
COMMUNICATIONS (3.77%)
AT&T Inc.	24,336	634,196
Comcast Corp.-Class A	20,878	412,132
Verizon Communications Inc.	23,164	669,208
		1,715,536
DEPOSITORY INSTITUTIONS (6.11%)
Bank of America Corp.	28,262	503,911
Citigroup Inc. (1)	27,308	119,336
JPMorgan Chase & Co.	28,955	1,232,904
Wells Fargo & Co.	27,901	923,802
		2,779,953
EATING AND DRINKING PLACES (4.22%)
McDonald's Corp.	27,182	1,918,777

ELECTRIC, GAS AND SANITARY SERVICES (2.48%)
Exelon Corp.	15,218	663,353
Southern Co. (The)	13,404	463,242
		1,126,595
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (7.21%)
Cisco Systems, Inc. (1)	35,837	964,732
General Electric Co.	51,694	974,949
Intel Corp.	36,186	826,126
Motorola, Inc. (1)	22,925	162,080
Texas Instruments Inc.	13,518	351,603
		3,279,490

	Shares Held	Value
FOOD AND KINDRED PRODUCTS (4.80%)
Coca-Cola Co. (The)	19,684	$1,052,110
Kraft Foods Inc.	16,974	502,430
PepsiCo, Inc.	9,602	626,242
		2,180,782
FORESTRY (0.43%)
Weyerhaeuser Co.	3,951	195,654

GENERAL MERCHANDISE STORES (4.07%)
Target Corp.	7,360	418,563
Wal-Mart Stores, Inc.	26,649	1,429,719
		1,848,282
INDUSTRIAL MACHINERY AND EQUIPMENT (12.16%)
3M Co.	10,955	971,380
Applied Materials, Inc.	15,140	208,629
Caterpillar Inc.	17,684	1,204,104
Dell Inc. (1)	20,103	325,267
EMC Corp. (1)	23,960	455,480
Hewlett-Packard Co.	22,743	1,181,954
International Business Machines Corp.	9,177	1,183,833
		5,530,647
MOTION PICTURES (2.55%)
Time Warner Inc.	9,642	318,957
Walt Disney Co. (The)	22,797	839,841
		1,158,798
NON-DEPOSITORY CREDIT INSTITUTIONS (3.42%)
American Express Co.	33,683	1,553,460

PETROLEUM AND COAL PRODUCTS (10.82%)
Chevron Corp.	24,393	1,986,566
Exxon Mobil Corp.	43,203	2,931,324
		4,917,890
PRIMARY METAL INDUSTRIES (0.57%)
Alcoa Inc.	19,124	257,027

SECURITY AND COMMODITY BROKERS (0.69%)
Amerprise Financial, Inc.	6,733	312,142

TOBACCO PRODUCTS (3.79%)
Altria Group, Inc.	24,528	519,748
Philip Morris International Inc.	24,528	1,203,834
		1,723,582
TRANSPORTATION EQUIPMENT (7.21%)
Boeing Co. (The)	16,981	1,229,934
Honeywell International Inc.	22,597	1,072,680
United Technologies Corp.	13,010	975,099
		3,277,713
Total Common Stocks (Cost $30,714,277)		44,396,585

	Shares Held	Value
SHORT-TERM INVESTMENTS (2.27%)
MONEY MARKET MUTUAL FUND
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $1,033,007)	1,033,007	$1,033,007
Total Short-Term Investments (Cost $1,033,007)		1,033,007
Total Investments (Cost $31,747,284) (99.92%)		45,429,592

OTHER ASSETS LESS LIABILITIES (0.08%)
		34,978
Total Net Assets (100.00%)		$45,464,570

(1)  Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:
Unrealized Appreciation	$18,421,663
Unrealized Depreciation	(4,739,355)
Net Unrealized Appreciation (Depreciation)	$13,682,308

Cost for federal income tax purposes	$31,747,284

VALUATION

The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund's Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 13 months or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities on the measurement date

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio's net assets as of April 30, 2010:
Valuation Inputs	Investment in Securities
Level 1-Quoted Prices:
Common stocks	$44,396,585
Money market mutual fund	1,033,007
Level 2-Other Significant Observable Inputs:	—
Level 3-Significant Unobservable Inputs:	—
Total	$45,429,592

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO
APRIL 30, 2010
(Unaudited)
	Principal Amount	Value
CORPORATE BONDS (44.27%)
CHEMICALS AND ALLIED PRODUCTS (10.53% )
E. I. du Pont de Nemours and Co., 4.625%, due 01/15/20	$500,000	$514,160
Merck & Co. Inc., 5.00%, due 06/30/19	500,000	536,640
Pfizer Inc., 5.35%, due 03/15/15	500,000	555,900
		1,606,700
DEPOSITORY INSTITUTIONS (6.83%)
Comerica Bank, 5.20%, due 08/22/17	300,000	299,346
Goldman Sachs Group, Inc. (The), 5.125%, due 01/15/15	300,000	311,271
PNC Preferred FD, 144A, 6.517%, due 12/31/49 (1)	500,000	428,796
Washington Mutual Bank, FA, 5.65%, due 08/15/14 (2)	250,000	2,813
		1,042,226
ELECTRIC, GAS AND SANITARY SERVICES (14.83%)
Entergy Louisiana, LLC, 5.40%, due 11/01/24	125,000	130,049
NorthWestern Corp., 6.34%, due 04/01/19	300,000	325,596
Oglethorpe Power Corp., 6.974%, due 06/30/11	131,000	137,559
PacifiCorp, 6.90%, due 11/15/11	500,000	543,120
Public Service of Colorado, 5.125%, due 06/01/19	500,000	547,070
South Carolina Electric & Gas Co., 6.50%, due 11/01/18	500,000	578,230
		2,261,624
FOOD AND KINDRED PRODUCTS (3.62%)
Archer-Daniels-Midland Co., 5.935%, due 10/01/32	330,000	352,556
Diageo Capital plc, 4.375%, due 05/03/10	200,000	200,064
		552,620
INSURANCE CARRIERS (3.88%)
Prudential Financial, Inc., 6.10%, due 06/15/17	250,000	272,785
SunAmerica Inc., 8.125%, due 04/28/23	300,000	319,212
		591,997
PETROLEUM & COAL PRODUCTS (2.36%)
Conoco Inc., 6.95%, due 04/15/29	300,000	360,564

TRANSPORTATION - BY AIR (2.22%)
Continental Airlines, Inc. Pass-Through Certificates 1991-1 Class A, 6.545%, due 08/02/20	332,359	338,667
Total Corporate Bonds (Cost $6,700,314)		6,754,398

COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES (3.04%)
TIAA Seasoned Commercial Mortgage Trust 2007-C4 Class AJ, 6.07%, due 08/01/39	500,000	464,002
Total Commercial Mortgage Pass-Through Certificates (Cost $495,287)		464,002

MORTGAGE-BACKED SECURITIES (38.76%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (7.09%)
3023 Class TG, 5.50%, due 08/01/35	65,607	66,700
3051 Class MY, 5.50%, due 10/01/25	400,000	413,952
Pool # A53146, 5.50%, due 10/01/36	132,099	139,840
Pool # A69436, 6.00%, due 12/01/37	216,430	231,993
Pool # G02562, 6.00%, due 01/01/37	213,267	228,874
		1,081,359

	Principal Amount	Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (6.71%)
Pool # 257306, 5.50%, due 08/01/38	$690,168	$728,486
Pool # 906224, 5.50%, due 01/01/37	279,688	295,248
		1,023,734
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (24.96%)
2003-1 Class PE, 5.50%, due 07/01/32	500,000	540,632
Pool # 1512, 7.50%, due 12/01/23	17,875	20,103
Pool # 2631, 7.00%, due 08/01/28	10,386	11,625
Pool # 2658, 6.50%, due 10/01/28	26,601	29,528
Pool # 2698, 6.50%, due 01/01/29	45,052	48,191
Pool # 2701, 6.50%, due 01/01/29	31,415	34,845
Pool # 2796, 7.00%, due 08/01/29	11,707	13,111
Pool # 3039, 6.50%, due 02/01/31	3,149	3,488
Pool # 3188, 6.50%, due 01/01/32	33,837	37,323
Pool # 3239, 6.50%, due 05/01/32	23,214	25,606
Pool # 3261, 6.50%, due 07/01/32	24,252	26,750
Pool # 3320, 5.50%, due 12/01/32	239,122	255,824
Pool # 3333, 5.50%, due 01/01/33	166,803	178,388
Pool # 3375, 5.50%, due 04/01/33	50,431	53,933
Pool # 3390, 5.50%, due 05/01/33	234,163	250,426
Pool # 3403, 5.50%, due 06/01/33	267,057	285,604
Pool # 3458, 5.00%, due 10/01/33	380,510	399,380
Pool # 3499, 5.00%, due 01/01/34	181,946	190,803
Pool # 3556, 5.50%, due 05/01/34	137,534	146,963
Pool # 3623, 5.00%, due 10/01/34	451,780	473,771
Pool # 22630, 6.50%, due 08/01/28	13,375	14,847
Pool # 643816, 6.00%, due 07/01/25	192,542	207,982
Pool # 704189, 5.50%, due 01/01/39	308,946	328,651
Pool # 782604, 5.50%, due 03/01/39	215,865	229,633
		3,807,407
Total Mortgage-Backed Securities (Cost $5,545,901)		5,912,500

SHORT-TERM INVESTMENTS (13.45%)
COMMERCIAL PAPER (2.63%)
NON-DEPOSITORY CREDIT INSTITUTIONS
General Electric Co., 0.20%, due 05/18/10	400,000	400,000
Total Commercial Paper (Cost $400,000)		400,000

UNITED STATES GOVERNMENT AGENCIES (8.52%)
Federal Home Loan Bank, due 05/04/10	400,000	399,996
Federal Home Loan Mortgage Corp., due 05/04/10	500,000	499,995
Federal National Mortgage Assoc., due 06/14/10	400,000	399,936
Total United States Government Agencies (Cost $1,299,927)		1,299,927

	Shares Held	Value
MONEY MARKET MUTUAL FUND (2.30%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $351,205)	351,205	$351,205
Total Short-Term Investments (Cost $2,051,132)		2,051,132
Total Investments (Cost $14,792,634) (99.52%)		15,182,032

OTHER ASSETS LESS LIABILITIES (0.48%)
Cash, receivables, prepaid expense and other assets, less liabilities		73,301
Total Net Assets (100.00%)		$15,255,333

(1) Restricted Securities-securities exempt from registration under Rule 144A of the Securities Act of 1933:

PNC Preferred FD, was purchased at 100.000 on 11/29/06. As of 04/30/10, the carrying value of each unit was 85.759, representing $428,796 or 2.81% of total net assets.

(2) The security is past due. No interest was received on the last scheduled interest payment date.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:
Unrealized Appreciation	$770,456
Unrealized Depreciation	(381,058)
Net Unrealized Appreciation (Depreciation)	$389,398

Cost for federal income tax purposes	$14,792,634

VALUATION

The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund's Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 13 months or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities on the measurement date

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio's net assets as of April 30, 2010:
Valuation Inputs	Investment in Securities
Level 1-Quoted Prices:
Money market mutual fund	$351,205
Level 2-Other Significant Observable Inputs:
Debt securities issued by US government agencies	1,299,927
Corporate debt securities	7,154,398
Residential mortgage-backed securities	5,912,500
Commercial mortgage-backed securities	464,002
Level 3-Significant Unobservable Inputs:	—
Total	$15,182,032

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO
APRIL 30, 2010
(Unaudited)
	Shares Held	Value
COMMON STOCKS (72.22%)
AUTOMOTIVE DEALERS AND GASOLINE SERVICE STATIONS (1.23%)
AutoZone, Inc. (1)	1,300	$240,513
O'Reilly Automotive, Inc. (1)	5,000	244,450
		484,963
BUSINESS SERVICES (3.43%)
Automatic Data Processing, Inc.	4,500	195,120
eBay Inc. (1)	4,000	95,240
Microsoft Corp.	25,100	766,554
Oracle Corp.	11,520	297,677
		1,354,591
CHEMICALS AND ALLIED PRODUCTS (9.53%)
Abbott Laboratories	8,400	429,744
Amgen Inc. (1)	1,900	108,984
Colgate-Palmolive Co.	2,135	179,553
Dow Chemical Co. (The)	6,040	186,213
E. I. du Pont de Nemours and Co.	12,405	494,215
Johnson & Johnson	12,603	810,373
Merck & Co., Inc.	5,593	195,979
Mylan Inc. (1)	8,595	189,348
Pfizer Inc.	30,822	515,344
Procter & Gamble Co. (The)	5,905	367,055
Teva Pharmaceutical Industries Ltd.	4,892	287,307
		3,764,115
COMMUNICATIONS (1.45%)
AT&T Inc.	5,895	153,624
Comcast Corp.-Class A	7,203	142,187
Verizon Communications Inc.	9,615	277,777
		573,588
DEPOSITORY INSTITUTIONS (3.37%)
Bank of America Corp.	8,047	143,478
Bank of New York Mellon Corp. (The)	5,754	179,122
JPMorgan Chase & Co.	4,900	208,642
New York Community Bancorp, Inc.	19,030	313,424
Northern Trust Corp.	5,050	277,649
U.S. Bancorp	6,272	167,901
Wells Fargo & Co.	1,241	41,090
		1,331,306
ELECTRIC, GAS AND SANITARY SERVICES (5.80%)
Atmos Energy Corp.	12,783	378,121
Integrys Energy Group, Inc.	6,758	335,264
Pepco Holdings, Inc.	8,375	140,197
Pinnacle West Capital Corp.	11,400	425,676
Tortoise Energy Capital Corp. (1)	28,676	763,355
Waste Management, Inc.	7,200	249,696
		2,292,309

	Shares Held	Value
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (5.25%)
Cisco Systems, Inc. (1)	16,200	$436,104
Energy Conversion Devices, Inc. (1)	6,600	46,992
General Electric Co.	53,735	1,013,442
Helen of Troy Ltd. (1)	6,813	184,019
Intel Corp.	17,200	392,676
		2,073,233
FABRICATED METAL PRODUCTS (0.67%)
Illinois Tool Works Inc.	5,175	264,443

FOOD AND KINDRED PRODUCTS (2.58%)
Coca-Cola Co. (The)	5,440	290,768
Diageo plc	2,800	190,792
Kraft Foods Inc.	5,737	169,815
PepsiCo, Inc.	5,615	366,210
		1,017,585
GENERAL MERCHANDISE STORES (1.72%)
Target Corp.	2,440	138,763
Wal-Mart Stores, Inc.	10,115	542,670
		681,433
HOLDING AND OTHER INVESTMENT OFFICES (0.70%)
H&Q Life Sciences Investors	10,613	111,437
Redwood Trust, Inc.	9,900	165,132
		276,569
INDUSTRIAL MACHINERY AND EQUIPMENT (3.77%)
3M Co.	3,055	270,887
Apple Inc. (1)	1,800	470,016
EMC Corp. (1)	14,400	273,744
Hewlett-Packard Co.	2,530	131,484
Ingersoll-Rand plc	9,341	345,430
		1,491,561
INSTRUMENTS AND RELATED PRODUCTS (0.87%)
Becton, Dickinson and Co.	3,137	239,573
Stryker Corp.	1,795	103,105
		342,678
INSURANCE AGENTS, BROKERS AND SERVICE (0.57%)
Arthur J. Gallagher & Co.	8,605	226,053

INSURANCE CARRIERS (5.95%)
Allstate Corp. (The)	3,635	118,755
Conseco, Inc. (1)	35,600	210,040
EMC Insurance Group Inc.	20,429	495,608
Hartford Financial Services Group, Inc. (The)	7,900	225,703
Kansas City Life Insurance Co.	6,900	234,600
Lincoln National Corp.	8,000	244,720
MetLife, Inc.	5,600	255,248
Old Republic International Corp.	13,400	201,134
Protective Life Corp.	15,100	363,457
		2,349,265
LEGAL SERVICES (0.46%)
FTI Consulting, Inc. (1)	4,400	180,972

	Shares Held	Value
METAL MINING (4.41%)
Barrick Gold Corp.	29,624	$1,290,125
Newmont Mining Corp.	8,100	454,248
		1,744,373
MISCELLANEOUS RETAIL (1.27%)
Cash America International, Inc.	6,100	226,066
EZCORP, Inc. (1)	13,300	275,443
		501,509
MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.60%)
United Parcel Service, Inc.-Class B	3,405	235,422

OIL AND GAS EXTRACTION (6.51%)
Anadarko Petroleum Corp.	5,700	354,312
Apache Corp.	3,900	396,864
Baker Hughes Inc.	3,600	179,136
Devon Energy Corp.	3,100	208,723
Occidental Petroleum Corp.	11,030	977,920
Rowan Companies, Inc. (1)	9,000	268,200
Weatherford International Ltd. (1)	10,400	188,344
		2,573,499
PAPER AND ALLIED PRODUCTS (0.46%)
Kimberly-Clark Corp.	2,975	182,249

PETROLEUM AND COAL PRODUCTS (2.07%)
ConocoPhillips	8,225	486,838
Exxon Mobil Corp.	3,300	223,905
Valero Energy Corp.	5,200	108,108
		818,851
PIPELINES (2.21%)
Kinder Morgan Management, LLC (1)	14,859	873,858

PRINTING & PUBLISHING (0.57%)
John Wiley & Sons, Inc.	5,300	224,031

RETAIL-DRUG AND PROPRIETARY STORES (0.27%)
Walgreen Co.	3,100	108,965

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS (0.80%)
Tupperware Brands Corp.	6,200	316,634

SECURITY AND COMMODITY BROKERS (0.85%)
BGC Partners, Inc.-Class A	51,400	335,128

SERVICES-ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT (0.85%)
Quest Diagnostics Inc.	5,900	337,244

TOBACCO PRODUCTS (0.50%)
Philip Morris International Inc.	4,050	198,774

	Shares Held	Value
TRANSPORTATION EQUIPMENT (2.90%)
Federal Signal Corp.	16,200	$130,572
Genuine Parts Co.	5,300	226,840
Honeywell International Inc.	8,065	382,845
ITT Corp.	7,280	404,550
		1,144,807
WHOLESALE TRADE - NONDURABLE GOODS (0.60%)
Sysco Corp.	7,485	236,077
Total Common Stocks (Cost $24,338,458)		28,536,085

	Principal Amount
MORTGAGE-BACKED SECURITIES (21.13%)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
2003-1 Class PE, 5.50%, due 07/01/32	$1,250,000	1,351,579
2003-11 Class QC, 5.50%, due 02/01/33	1,500,000	1,606,134
2003-71 Class AK, 5.00%, due 09/01/29	400,000	413,195
2003-116 Class JC, 5.00%, due 05/01/30	440,000	457,431
2004-22 Class BK, 3.47%, due 04/01/34	53,152	53,755
2004-26 Class GC, 5.00%, due 06/01/31	700,000	739,830
2004-76 Class VG, 5.00%, due 09/01/23	300,000	308,355
2004-89 Class KC, 4.00%, due 10/01/34	165,841	171,378
2004-105 Class PB, 5.00%, due 06/01/33	1,128,800	1,197,482
2004-109 Class WE, 5.00%, due 05/01/33	522,000	556,499
2005-44 Class KC, 5.00%, due 04/01/31	402,483	412,628
2006-38 Class OG, 5.00%, due 06/01/36	650,000	690,802
Pool # 2796, 7.00%, due 08/01/29	26,342	29,500
Pool # 3040, 7.00%, due 02/01/31	14,607	16,374
Pool # 3188, 6.50%, due 01/01/32	33,837	37,323
Pool # 3239, 6.50%, due 05/01/32	59,344	65,459
Pool # 3333, 5.50%, due 01/01/33	145,952	156,089
Pool # 3403, 5.50%, due 06/01/33	79,516	85,038
Total Mortgage-Backed Securities (Cost $7,752,590)		8,348,851

SHORT-TERM INVESTMENTS (6.54%)
UNITED STATES GOVERNMENT AGENCIES (3.79%)
Federal Home Loan Mortgage Corp., due 05/04/10	1,500,000	1,499,986
Total United States Government Agencies (Cost $1,499,986)		1,499,986

	Shares Held
MONEY MARKET MUTUAL FUND (2.75%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $1,087,078)	1,087,078	1,087,078
Total Short-Term Investments (Cost $2,587,064)		2,587,064
Total Investments (Cost $34,678,112) (99.89%)		39,472,000

OTHER ASSETS LESS LIABILITIES (0.11%)
Cash, receivables, prepaid expense and other assets, less liabilities		41,629
Total Net Assets (100.00%)		$39,513,629

(1) Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:
Unrealized Appreciation	$7,492,363
Unrealized Depreciation	(2,703,585)
Net Unrealized Appreciation (Depreciation)	$4,788,778

Cost for federal income tax purposes	$34,683,222

VALUATION

The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund's Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 13 months or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities on the measurement date

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio's net assets as of April 30, 2010:
Valuation Inputs	Investment in Securities
Level 1-Quoted Prices:
Common stocks	$28,536,085
Money market mutual fund	1,087,078
Level 2-Other Significant Observable Inputs:
Debt securities issued by US government agencies	1,499,986
Residential mortgage-backed securities	8,348,851
Level 3-Significant Unobservable Inputs:	—
Total	$39,472,000

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO
APRIL 30, 2010
(Unaudited)
	Annualized Yield on Purchase Date	Principal Amount	Value
SHORT-TERM INVESTMENTS (99.43%)
COMMERCIAL PAPER (10.09%)
NON-DEPOSITORY CREDIT INSTITUTIONS (4.98%)
General Electric Co., due 06/24/10	0.200%	$375,000	$375,000

PETROLEUM AND COAL PRODUCTS (5.11%)
Chevron Corp., due 05/28/10	0.190	385,000	385,000
Total Commercial Paper (Cost $760,000)			760,000

UNITED STATES GOVERNMENT AGENCIES (66.46%)
Federal Home Loan Bank, due 05/03/10	0.122	250,000	249,998
Federal Home Loan Bank, due 05/10/10	0.122	300,000	299,991
Federal Home Loan Bank, due 05/12/10	0.112	500,000	499,983
Federal Home Loan Bank, due 06/04/10	0.158	250,000	249,963
Federal Home Loan Bank, due 06/11/10	0.162	300,000	299,945
Federal Home Loan Mortgage Corp., due 05/05/10	0.112	400,000	399,995
Federal Home Loan Mortgage Corp., due 05/26/10	0.152	260,000	259,973
Federal Home Loan Mortgage Corp., due 06/16/10	0.142	400,000	399,929
Federal Home Loan Mortgage Corp., due 06/29/10	0.172	300,000	299,916
Federal Home Loan Mortgage Corp., due 08/03/10	0.162	400,000	399,833
Federal National Mortgage Assoc., due 05/17/10	0.132	300,000	299,983
Federal National Mortgage Assoc., due 06/09/10	0.132	375,000	374,947
Federal National Mortgage Assoc., due 06/14/10	0.132	250,000	249,960
Federal National Mortgage Assoc., due 07/07/10	0.142	200,000	199,948
Federal National Mortgage Assoc., due 07/21/10	0.142	525,000	524,835
Total United States Government Agencies (Cost $5,009,199)			5,009,199

UNITED STATES TREASURY OBLIGATIONS (22.88%)
U.S. Treasury Bills, due 05/20/10	0.122	400,000	399,975
U.S. Treasury Bills, due 05/27/10	0.101	425,000	424,969
U.S. Treasury Bills, due 06/17/10	0.145	500,000	499,906
U.S. Treasury Bills, due 07/29/10	0.137	400,000	399,867
Total United States Treasury Obligations (Cost $1,724,717)			1,724,717
Total Short Term Investments (Cost $7,493,916)			7,493,916
OTHER ASSETS LESS LIABILITIES (0.57%)
Cash, receivables, prepaid insurance and other assets, less liabilities			43,028
Total Net Assets (100.00%)			$7,536,944

VALUATION

The Money Market Portfolio values investments at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities on the measurement date

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio's net assets as of April 30, 2010:
Valuation Inputs	Investment in Securities
Level 1-Quoted Prices:	$—
Level 2-Other Significant Observable Inputs:
Debt securities issued by US government agencies	6,733,916
Corporate debt securities	760,000
Level 3-Significant Unobservable Inputs:	—
Total	$7,493,916

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
STRATEGIC YIELD PORTFOLIO
APRIL 30, 2010
(Unaudited)
	Shares Held	Value
PREFERRED STOCKS (1.58%)
DEPOSITORY INSTITUTIONS
Sovereign Capital Trust V, 7.75% (Cost $200,000)	8,000	$201,040

	Principal Amount
CORPORATE BONDS (85.13%)
APPAREL AND ACCESSORY STORES (4.53%)
Woolworth (FW) Corp., 8.50%, due 01/15/22	$600,000	576,000

CHEMICALS AND ALLIED PRODUCTS (3.91%)
Lubrizol Corp. (The), 8.875%, due 02/01/19	250,000	314,417
Nova Chemicals Corp., 7.875%, due 09/15/25	200,000	182,376
		496,793
COMMUNICATIONS (1.98%)
Time Warner Inc., 8.375%, due 03/15/23	200,000	251,366

DEPOSITORY INSTITUTIONS (3.37%)
PNC Preferred FD, 144A, 6.517%, due 12/31/49 (1)	500,000	428,797

ELECTRIC, GAS AND SANITARY SERVICES (14.08%)
Avista Corp., 5.95%, due 06/01/18	300,000	326,340
Bruce Mansfield Unit 1, 6.85%, due 06/01/34	495,882	534,050
Entergy Corp., 6.18%, due 03/01/35	300,000	306,705
ESI Tractebel Acquisition Corp., 7.99%, due 12/30/11	213,000	215,662
South Carolina Electric & Gas Co., 6.50%, due 11/01/18	200,000	231,292
Waterford 3 Nuclear Power Plant, 8.09%, due 01/02/17	173,283	176,515
		1,790,564
FABRICATED METAL PRODUCTS (4.89%)
Valmont Industries, Inc., 6.625%, due 04/20/2020	600,000	621,000

FOOD AND KINDRED PRODUCTS (4.68% )
Bunge Ltd. Finance Corp., 8.50%, due 06/15/2019	500,000	595,150

FOOD STORES (2.83%)
Safeway Inc., 7.45%, due 09/15/27	300,000	359,634

FURNITURE AND FIXTURES (1.62%)
Steelcase Inc., 6.50%, due 08/15/11	200,000	205,620

HOLDING AND OTHER INVESTMENT OFFICES (14.22%)
First Industrial, L.P., 7.60%, due 07/15/28	300,000	255,690
Hospitality Properties Trust, 6.75%, due 02/15/13	225,000	236,113
HRPT Properties Trust, 6.25%, due 08/15/16	425,000	439,628
iStar Financial Inc.-Series B, 5.70%, due 03/01/14	421,000	338,905
Realty Income Corp., 6.75%, due 08/15/19	500,000	537,970
		1,808,306

	Principal Amount	Value
INSURANCE CARRIERS (2.38%)
PXRE Capital Trust, 8.85%, due 02/01/27	$350,000	$302,750

METAL MINING (4.42%)
Freeport McMoRan Copper & Gold Inc., 8.375%, due 04/01/17	500,000	562,105

OIL AND GAS EXTRACTION (5.92%)
Nabors Industries, Inc., 9.25%, due 01/15/19	300,000	380,922
Sabine Pass LNG, L.P., 7.50%, due 11/30/16	400,000	371,808
		752,730
PIPELINES (3.58%)
NuStar Logistics, L.P., 7.65%, due 04/15/18	400,000	455,228

STONE, CLAY, GLASS AND CONCRETE PRODUCTS (3.81%)
Owens Corning, 9.00%, due 06/15/19	400,000	483,808

TRANSPORTATION - BY AIR (2.04%)
Continental Airlines, Inc. Pass-Through Certificates 1997-1 Class 1A, 7.461%, due 10/01/16	253,278	259,810

WATER TRANSPORTATION (6.87%)
Overseas Shipholding Group, Inc., 8.75%, due 12/01/13	400,000	428,000
Windsor Petroleum Transportation, 144A, 7.84%, due 01/15/21 (1)	494,197	445,227
		873,227
Total Corporate Bonds (Cost $10,502,123)		10,822,888

MORTGAGE-BACKED SECURITIES (3.23%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (3.23%)
3023 Class TG, 5.50%, due 08/01/35	98,411	100,050
3051 Class MY, 5.50%, due 10/01/25	300,000	310,464
Total Mortgage-Backed Securities (Cost $391,661)		410,514

SHORT-TERM INVESTMENTS (8.99%)
UNITED STATES GOVERNMENT AGENCIES (6.69%)
Federal Home Loan Mortgage Corp., due 05/19/10	200,000	199,985
Federal Home Loan Mortgage Corp., due 06/09/10	350,000	349,951
Federal National Mortgage Assoc., due 05/04/10	300,000	299,997
Total United States Government Agencies (Cost $849,933)		849,933

	Shares Held
MONEY MARKET MUTUAL FUND (2.30%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $292,419)	292,419	292,419
Total Short-Term Investments (Cost $1,142,352)		1,142,352
Total Investments (Cost $12,236,136) (98.93%)		12,576,794

OTHER ASSETS LESS LIABILITIES (1.07%)
Cash, receivables, prepaid expense and other assets, less liabilities		136,368
Total Net Assets (100.00%)		$12,713,162

(1) Restricted securities-securities exempt from registration under Rule 144A of the Securities Act of 1933:

PNC Preferred FD, was purchased at 100.000 on 11/29/06. As of 04/30/10, the carrying value of each unit was 85.759, representing $428,797 or 3.37% of total net assets.

Windsor Petroleum Transportation was purchased at 80.500 on 08/26/99. As of 04/30/10, the carrying value of each unit was 90.091, representing $445,227 or 3.50% of total net assets.

As of 04/30/10, the carrying value of all restricted securities was $874,024 or 6.87% of total net assets.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:
Unrealized Appreciation	$659,304
Unrealized Depreciation	(318,646)
Net Unrealized Appreciation (Depreciation)	$340,658

Cost for federal income tax purposes	$12,236,136

VALUATION

The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund's Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 13 months or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities on the measurement date

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio's net assets as of April 30, 2010:

Valuation Inputs	Investment in Securities
Level 1-Quoted Prices:
Preferred stock	$201,040
Money market mutual fund	292,419
Level 2-Other Significant Observable Inputs:
Debt securities issued by US government agencies	849,933
Corporate debt securities	10,822,888
Residential mortgage-backed securities	410,514
Level 3-Significant Unobservable Inputs:	—
Total	$12,576,794

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO
April 30, 2010
(Unaudited)
	Shares Held	Value
COMMON STOCKS (96.02%)
AUTOMOTIVE DEALERS AND GASOLINE SERVICE STATIONS (1.85%)
AutoZone, Inc. (1)	3,000	$555,030
O'Reilly Automotive, Inc. (1)	11,800	576,902
		1,131,932
AMUSEMENT AND RECREATION SERVICES (0.72%)
Bally Technologies, Inc. (1)	9,575	441,599

BUSINESS SERVICES (8.01%)
Adobe Systems Inc. (1)	10,900	366,131
Automatic Data Processing, Inc.	7,600	329,536
eBay Inc. (1)	13,555	322,744
ManTech International Corp.-Series A (1)	6,500	292,695
Microsoft Corp.	59,753	1,824,857
Oracle Corp.	45,090	1,165,126
Symantec Corp. (1)	35,583	596,727
		4,897,816
CHEMICALS AND ALLIED PRODUCTS (11.74%)
Abbott Laboratories	9,450	483,462
Amgen Inc. (1)	7,590	435,362
Colgate-Palmolive Co.	3,325	279,632
Dow Chemical Co. (The)	4,890	150,759
E. I. du Pont de Nemours and Co.	17,765	707,758
Johnson & Johnson	18,739	1,204,918
Merck & Co., Inc.	11,499	402,925
Mylan Inc. (1)	11,670	257,090
Myriad Genetics, Inc. (1)	18,900	453,789
Pfizer Inc.	41,774	698,461
Procter & Gamble Co. (The)	17,650	1,097,124
Teva Pharmaceutical Industries Ltd.	10,334	606,916
United Therapeutics Corp. (1)	7,000	398,230
		7,176,426
COMMUNICATIONS (2.17%)
AT&T Inc.	20,105	523,936
Comcast Corp.-Class A	16,137	318,544
Verizon Communications Inc.	16,870	487,374
		1,329,854
DEPOSITORY INSTITUTIONS (3.52%)
Bank of America Corp.	18,272	325,790
Bank of New York Mellon Corp. (The)	7,827	243,654
JPMorgan Chase & Co.	7,200	306,576
New York Community Bancorp, Inc.	29,770	490,312
Northern Trust Corp.	7,600	417,848
U.S. Bancorp	10,922	292,382
Wells Fargo & Co.	2,373	78,570
		2,155,132
EATING AND DRINKING PLACES (0.28%)
McDonald's Corp.	2,400	169,416

	Shares Held	Value
ELECTRIC, GAS AND SANITARY SERVICES (3.80%)
Atmos Energy Corp.	15,103	$446,747
CMS Energy Corp.	31,400	510,564
Integrys Energy Group, Inc.	11,392	565,157
Pepco Holdings, Inc.	13,530	226,492
Pinnacle West Capital Corp.	9,900	369,666
Waste Management, Inc.	6,000	208,080
		2,326,706
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (6.73%)
BigBand Networks, Inc. (1)	47,000	155,100
Cisco Systems, Inc. (1)	50,200	1,351,384
Energy Conversion Devices, Inc. (1)	14,400	102,528
General Electric Co.	74,125	1,397,997
Helen of Troy Ltd. (1)	12,088	326,497
Intel Corp.	25,100	573,033
QUALCOMM Inc.	5,400	209,196
		4,115,735
FABRICATED METAL PRODUCTS (1.11%)
Illinois Tool Works Inc.	13,310	680,141

FOOD AND KINDRED PRODUCTS (2.59%)
Coca-Cola Co. (The)	7,660	409,427
Coca-Cola FEMSA, S.A.B. de C.V.	4,200	294,000
H.J. Heinz Co.	5,500	257,785
Kraft Foods Inc.	9,600	284,160
PepsiCo, Inc.	5,235	341,427
		1,586,799
GENERAL MERCHANDISE STORES (2.47%)
Target Corp.	10,180	578,937
Wal-Mart Stores, Inc.	17,335	930,023
		1,508,960
HOLDING AND OTHER INVESTMENT OFFICES (1.86%)
Adams Express Co. (The)	34,641	372,737
H&Q Life Sciences Investors	49,969	524,674
Redwood Trust, Inc.	14,500	241,860
		1,139,271
INDUSTRIAL MACHINERY AND EQUIPMENT (5.28%)
3M Co.	7,060	626,010
Apple Inc. (1)	3,900	1,018,368
EMC Corp. (1)	67,200	1,277,472
Hewlett-Packard Co.	5,870	305,064
		3,226,914
INSTRUMENTS AND RELATED PRODUCTS (5.00%)
Agilent Technologies, Inc. (1)	12,000	435,120
Becton, Dickinson and Co.	6,346	484,644
Bio-Rad Laboratories, Inc.-Class A (1)	3,600	402,084
Danaher Corp.	2,900	244,412
FLIR Systems, Inc. (1)	22,700	694,393
Mettler-Toledo International Inc. (1)	3,700	464,276
Stryker Corp.	5,770	331,429
		3,056,358
INSURANCE AGENTS, BROKERS AND SERVICE (0.64%)
Arthur J. Gallagher & Co.	14,850	390,110

	Shares Held	Value
INSURANCE CARRIERS (6.17%)
Allstate Corp. (The)	6,225	$203,371
American Equity Investment Life Holding Co.	34,900	367,148
CIGNA Corp.	11,400	365,484
Conseco, Inc. (1)	55,800	329,220
EMC Insurance Group Inc.	15,791	383,090
Hartford Financial Services Group, Inc. (The)	12,300	351,411
Kansas City Life Insurance Co.	10,700	363,800
Lincoln National Corp.	12,500	382,375
MetLife, Inc.	10,170	463,549
Protective Life Corp.	23,400	563,238
		3,772,686
LEGAL SERVICES (0.93%)
FTI Consulting, Inc. (1)	13,800	567,594

METAL MINING (3.79%)
Agnico-Eagle Mines Ltd.	2,300	145,268
Barrick Gold Corp.	31,792	1,384,541
Newmont Mining Corp.	14,000	785,120
		2,314,929
MISCELLANEOUS RETAIL (1.92%)
Cash America International, Inc.	14,300	529,958
EZCORP, Inc. (1)	31,200	646,152
		1,176,110
MOTION PICTURES (0.61%)
Time Warner Inc.	11,196	370,364

MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.79%)
United Parcel Service, Inc.-Class B	7,005	484,326

OIL AND GAS EXTRACTION (8.13%)
Anadarko Petroleum Corp.	10,200	634,032
Apache Corp.	7,100	722,496
Baker Hughes Inc.	6,300	313,488
Devon Energy Corp.	5,400	363,582
Helmerich & Payne, Inc.	15,200	617,424
Noble Corp. (1)	11,800	465,982
Occidental Petroleum Corp.	9,830	871,528
Rowan Companies, Inc. (1)	11,200	333,760
Transocean Ltd. (1)	4,600	333,270
Weatherford International Ltd. (1)	17,600	318,736
		4,974,298
PAPER AND ALLIED PRODUCTS (0.47%)
Kimberly-Clark Corp.	4,700	287,922

PETROLEUM AND COAL PRODUCTS (4.11%)
Chevron Corp.	15,500	1,262,320
ConocoPhillips	12,228	723,775
Exxon Mobil Corp.	5,600	379,960
Valero Energy Corp.	7,200	149,688
		2,515,743
PRINTING AND PUBLISHING (0.86%)
John Wiley & Sons, Inc.	12,400	524,148

	Shares Held	Value
RAILROAD TRANSPORTATION (0.46%)
Union Pacific Corp.	3,720	$281,455

RETAIL-DRUG AND PROPRIETARY STORES (0.40%)
Walgreen Co.	6,900	242,535

RETAIL-FURNISHINGS AND HOME FURNITURE STORES (1.05%)
Bed Bath & Beyond Inc. (1)	8,390	385,604
GameStop Corp.-Class A (1)	10,600	257,686
		643,290
RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS (0.74%)
Tupperware Brands Corp.	8,900	454,523

SECURITY AND COMMODITY BROKERS (2.01%)
BGC Partners, Inc.-Class A	75,600	492,912
Investment Technology Group, Inc. (1)	10,500	182,385
SEI Investments Co.	24,650	553,639
		1,228,936
SERVICES-ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT (0.77%)
Quest Diagnostics Inc.	8,200	468,712

TOBACCO PRODUCTS (0.73%)
Philip Morris International Inc.	9,045	443,929

TRANSPORTATION EQUIPMENT (3.63%)
Federal Signal Corp.	17,200	138,632
Genuine Parts Co.	6,800	291,040
Honeywell International Inc.	20,860	990,224
ITT Corp.	14,340	796,874
		2,216,770
WHOLESALE TRADE - NONDURABLE GOODS (0.68%)
Sysco Corp.	13,235	417,432
Total Common Stocks (Cost $55,197,091)		58,718,871

SHORT-TERM INVESTMENTS (3.97%)
MONEY MARKET MUTUAL FUND (1.52%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $929,477)	929,477	929,477

	Principal Amount
UNITED STATES GOVERNMENT AGENCIES (2.45%)
Federal Home Loan Mortgage Corp., due 05/04/10	$1,500,000	1,499,986
Total United States Government Agencies (Cost $1,499,986)		1,499,986
Total Short-Term Investments (Cost $2,429,463)		2,429,463
Total Investments (Cost $57,626,554) (99.99%)		61,148,334

OTHER ASSETS LESS LIABILITIES (0.01%)
Cash, receivables, prepaid expense and other assets, less liabilities		3,716
Total Net Assets (100.00%)		$61,152,050

(1) Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:
Unrealized Appreciation	$9,297,429
Unrealized Depreciation	(6,071,338)
Net Unrealized Appreciation (Depreciation)	$3,226,091

Cost for federal income tax purposes	$57,922,243

VALUATION

The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund's Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 13 months or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities on the measurement date

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio's net assets as of April 30, 2010:

Valuation Inputs	Investment in Securities
Level 1-Quoted Prices:
Common stocks	$58,718,871
Money market mutual fund	929,477
Level 2-Other Significant Observable Inputs:
Debt securities issued by US government agencies	1,499,986
Level 3-Significant Unobservable Inputs:	—
Total	$61,148,334

Item 2. Controls and Procedures
(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There has been no change to the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EquiTrust Series Fund, Inc.

By:	/s/ Kristi Rojohn
Kristi Rojohn
Chief Executive Officer

Date: 6/24/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi Rojohn
Kristi Rojohn
Chief Executive Officer

Date: 6/24/2010

By:	/s/ James P. Brannen
James P. Brannen
Chief Financial Officer

Date: 6/24/2010